Lease liabilities - Schedule of Lease Liability (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Lease liabilities [abstract]
Beginning balance			$ 2,054,200	$ 1,418,696	$ 1,418,696
Additions					1,795,693
Lease reassessments			548,615
Interest accretion on lease liabilities	$ 51,945	$ 34,320	166,042	61,274	95,219
Payments			(1,029,470)	$ (475,387)	(874,244)
Disposals					(118,907)
Foreign exchange impact			8,207		(262,257)
Ending balance	1,747,594		1,747,594		2,054,200
Current	785,565		785,565		931,364
Non-current	962,029		962,029		1,122,836
Total lease liabilities	$ 1,747,594		$ 1,747,594		$ 2,054,200